Cash dividend	12 Months Ended
Dec. 31, 2020
Cash dividend
Cash dividend

11.        Cash dividend

On March 29, 2018, the Company approved and declared a final cash dividend of US$1.50 per ordinary share on its total 12,938,128 outstanding shares as of the close of trading on April 12, 2018, resulting in payments totaling US$19,407,192 to shareholders. Such dividend was recorded as a reduction to retained earnings at the declaration date.

On August 17, 2018, the Company approved and declared a special cash dividend of US$2.50 per ordinary share on its total 12,938,128 outstanding shares as of the close of trading on August 31, 2018, resulting in payments totaling US$32,345,320 to shareholders. Such dividend was recorded as a reduction to retained earnings at the declaration date.

On June 7, 2019, the Company approved and declared a special cash dividend of US$2.50 per ordinary share on its total 12,938,128 outstanding shares as of the close of trading on June 21, 2019, resulting in payments totaling US$32,345,320 to shareholders. Such dividend was recorded as a reduction to retained earnings at the declaration date.

On November 21 2019, the Company approved and declared a special cash dividend of US$1.60 per ordinary share on its total 12,938,128 outstanding shares as of the close of trading on December 5, 2019, resulting in payments totaling US$20,701,005 to shareholders. Such dividend was recorded as a reduction to retained earnings at the declaration date.